Employee Benefit Plans (Unfunded) - Schedule of Re-measurement (Gains) / Losses in Other Comprehensive Income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax [Abstract]
Actuarial (gain)/loss	$ 12,118	$ 17,989	$ 54,353	$ 61,594	$ 48,593	$ (45,373)
Amortization loss	(1,657)	(5,250)	(5,008)	(15,859)	(21,124)	(18,290)
Total	$ 13,775	$ 23,239	$ 59,361	$ 77,453	$ 69,717	$ (27,083)